Property, Plant, and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant, and Equipment
The estimated useful lives of property and equipment are principally as follows:

Asset	Useful Life
Buildings	39 years
Leasehold Improvements	Shorter of the estimated useful life or lease term
Aircraft	20 years
Machinery & equipment	5 to 7 years
IT software and equipment	3 to 5 years
As of June 30, 2020, December 31, 2019 and 2018, property, plant and equipment, net consists of the following :

	As of June 30,	As of December 31,
	2020	2019	2018
	(Unaudited)
	(In thousands)
Buildings	$9,142	$9,142	$9,142
Leasehold improvements	23,930	20,048	16,570
Aircraft	195	320	320
Machinery and equipment	35,918	33,608	22,114
IT software and equipment	20,002	17,151	13,602
Construction in progress	6,057	3,674	620
	95,244	83,943	62,368
Less accumulated depreciation and amortization	(39,217)	(34,610)	(28,154)
Property, plant and equipment, net	$56,027	$49,333	$34,214